FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Corporate borrowings	$ 2,719	$ 3,158
Non-recourse borrowings	26,534	20,020
Subsidiary and corporate borrowings	29,253	23,178
Preferred shares	20	20
Cash and cash equivalents	(1,924)	(1,393)
Consolidated net debt	27,349	21,805
Total partnership capital	26,391	21,673	$ 22,177	$ 14,668
Total capital and consolidated net debt	$ 53,740	$ 43,478
Consolidated net debt to capitalization ratio	51.00%	50.00%